Summary of Notional Amounts of Over-the-counter Derivatives and Exchange-traded Derivatives Based on Their Contractual Terms to Maturity (Details) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
Disclosure of financial assets [line items]
Notional amount	$ 548,617	$ 512,740
Not later than one year [member]
Disclosure of financial assets [line items]
Notional amount	118,300
Later than one year and not later than five years [member]
Disclosure of financial assets [line items]
Notional amount	313,295
Later than five years [member]
Disclosure of financial assets [line items]
Notional amount	117,022
Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	18,162,567	16,718,581
Derivatives [member] | Not later than one year [member]
Disclosure of financial assets [line items]
Notional amount	8,142,183
Derivatives [member] | Later than one year and not later than five years [member]
Disclosure of financial assets [line items]
Notional amount	6,887,582
Derivatives [member] | Later than five years [member]
Disclosure of financial assets [line items]
Notional amount	3,132,802
Derivatives [member] | Interest rate contracts [member]
Disclosure of financial assets [line items]
Notional amount	14,164,304	13,210,929
Derivatives [member] | Interest rate contracts [member] | Futures contract [member]
Disclosure of financial assets [line items]
Notional amount	896,396	546,034
Derivatives [member] | Interest rate contracts [member] | Forward rate agreement [member]
Disclosure of financial assets [line items]
Notional amount	519,326	1,478,749
Derivatives [member] | Interest rate contracts [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	12,520,674	10,366,800
Derivatives [member] | Interest rate contracts [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount	108,958	366,308
Derivatives [member] | Interest rate contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount	118,950	453,038
Derivatives [member] | Interest rate contracts [member] | Not later than one year [member]
Disclosure of financial assets [line items]
Notional amount	5,104,485
Derivatives [member] | Interest rate contracts [member] | Not later than one year [member] | Futures contract [member]
Disclosure of financial assets [line items]
Notional amount	753,637
Derivatives [member] | Interest rate contracts [member] | Not later than one year [member] | Forward rate agreement [member]
Disclosure of financial assets [line items]
Notional amount	511,577
Derivatives [member] | Interest rate contracts [member] | Not later than one year [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	3,709,285
Derivatives [member] | Interest rate contracts [member] | Not later than one year [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount	61,295
Derivatives [member] | Interest rate contracts [member] | Not later than one year [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount	68,691
Derivatives [member] | Interest rate contracts [member] | Later than one year and not later than five years [member]
Disclosure of financial assets [line items]
Notional amount	6,176,925
Derivatives [member] | Interest rate contracts [member] | Later than one year and not later than five years [member] | Futures contract [member]
Disclosure of financial assets [line items]
Notional amount	142,759
Derivatives [member] | Interest rate contracts [member] | Later than one year and not later than five years [member] | Forward rate agreement [member]
Disclosure of financial assets [line items]
Notional amount	6,975
Derivatives [member] | Interest rate contracts [member] | Later than one year and not later than five years [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	5,940,843
Derivatives [member] | Interest rate contracts [member] | Later than one year and not later than five years [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount	42,264
Derivatives [member] | Interest rate contracts [member] | Later than one year and not later than five years [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount	44,084
Derivatives [member] | Interest rate contracts [member] | Later than five years [member]
Disclosure of financial assets [line items]
Notional amount	2,882,894
Derivatives [member] | Interest rate contracts [member] | Later than five years [member] | Forward rate agreement [member]
Disclosure of financial assets [line items]
Notional amount	774
Derivatives [member] | Interest rate contracts [member] | Later than five years [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	2,870,546
Derivatives [member] | Interest rate contracts [member] | Later than five years [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount	5,399
Derivatives [member] | Interest rate contracts [member] | Later than five years [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount	6,175
Derivatives [member] | Foreign exchange contracts [member]
Disclosure of financial assets [line items]
Notional amount	3,664,577	3,214,031
Derivatives [member] | Foreign exchange contracts [member] | Forward rate agreement [member]
Disclosure of financial assets [line items]
Notional amount	221,596	148,254
Derivatives [member] | Foreign exchange contracts [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	2,367,090	2,036,494
Derivatives [member] | Foreign exchange contracts [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount	19,173	17,903
Derivatives [member] | Foreign exchange contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount	16,758	17,920
Derivatives [member] | Foreign exchange contracts [member] | Cross-currency interest rate swaps [member]
Disclosure of financial assets [line items]
Notional amount	1,039,960	993,460
Derivatives [member] | Foreign exchange contracts [member] | Not later than one year [member]
Disclosure of financial assets [line items]
Notional amount	2,794,062
Derivatives [member] | Foreign exchange contracts [member] | Not later than one year [member] | Forward rate agreement [member]
Disclosure of financial assets [line items]
Notional amount	209,208
Derivatives [member] | Foreign exchange contracts [member] | Not later than one year [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	2,327,855
Derivatives [member] | Foreign exchange contracts [member] | Not later than one year [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount	17,824
Derivatives [member] | Foreign exchange contracts [member] | Not later than one year [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount	15,209
Derivatives [member] | Foreign exchange contracts [member] | Not later than one year [member] | Cross-currency interest rate swaps [member]
Disclosure of financial assets [line items]
Notional amount	223,966
Derivatives [member] | Foreign exchange contracts [member] | Later than one year and not later than five years [member]
Disclosure of financial assets [line items]
Notional amount	627,679
Derivatives [member] | Foreign exchange contracts [member] | Later than one year and not later than five years [member] | Forward rate agreement [member]
Disclosure of financial assets [line items]
Notional amount	10,872
Derivatives [member] | Foreign exchange contracts [member] | Later than one year and not later than five years [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	34,976
Derivatives [member] | Foreign exchange contracts [member] | Later than one year and not later than five years [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount	1,349
Derivatives [member] | Foreign exchange contracts [member] | Later than one year and not later than five years [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount	1,549
Derivatives [member] | Foreign exchange contracts [member] | Later than one year and not later than five years [member] | Cross-currency interest rate swaps [member]
Disclosure of financial assets [line items]
Notional amount	578,933
Derivatives [member] | Foreign exchange contracts [member] | Later than five years [member]
Disclosure of financial assets [line items]
Notional amount	242,836
Derivatives [member] | Foreign exchange contracts [member] | Later than five years [member] | Forward rate agreement [member]
Disclosure of financial assets [line items]
Notional amount	1,516
Derivatives [member] | Foreign exchange contracts [member] | Later than five years [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	4,259
Derivatives [member] | Foreign exchange contracts [member] | Later than five years [member] | Cross-currency interest rate swaps [member]
Disclosure of financial assets [line items]
Notional amount	237,061
Derivatives [member] | Credit Derivative Contracts [member]
Disclosure of financial assets [line items]
Notional amount	14,627	14,286
Derivatives [member] | Credit Derivative Contracts [member] | Credit default swaps-protection purchased [member]
Disclosure of financial assets [line items]
Notional amount	11,664	12,742
Derivatives [member] | Credit Derivative Contracts [member] | Credit default swap-protection sold [member]
Disclosure of financial assets [line items]
Notional amount	2,963	1,544
Derivatives [member] | Credit Derivative Contracts [member] | Not later than one year [member]
Disclosure of financial assets [line items]
Notional amount	2,429
Derivatives [member] | Credit Derivative Contracts [member] | Not later than one year [member] | Credit default swaps-protection purchased [member]
Disclosure of financial assets [line items]
Notional amount	1,887
Derivatives [member] | Credit Derivative Contracts [member] | Not later than one year [member] | Credit default swap-protection sold [member]
Disclosure of financial assets [line items]
Notional amount	542
Derivatives [member] | Credit Derivative Contracts [member] | Later than one year and not later than five years [member]
Disclosure of financial assets [line items]
Notional amount	5,443
Derivatives [member] | Credit Derivative Contracts [member] | Later than one year and not later than five years [member] | Credit default swaps-protection purchased [member]
Disclosure of financial assets [line items]
Notional amount	3,807
Derivatives [member] | Credit Derivative Contracts [member] | Later than one year and not later than five years [member] | Credit default swap-protection sold [member]
Disclosure of financial assets [line items]
Notional amount	1,636
Derivatives [member] | Credit Derivative Contracts [member] | Later than five years [member]
Disclosure of financial assets [line items]
Notional amount	6,755
Derivatives [member] | Credit Derivative Contracts [member] | Later than five years [member] | Credit default swaps-protection purchased [member]
Disclosure of financial assets [line items]
Notional amount	5,970
Derivatives [member] | Credit Derivative Contracts [member] | Later than five years [member] | Credit default swap-protection sold [member]
Disclosure of financial assets [line items]
Notional amount	785
Derivatives [member] | Other contracts [member]
Disclosure of financial assets [line items]
Notional amount	319,059	279,335
Derivatives [member] | Other contracts [member] | Equity contracts [member]
Disclosure of financial assets [line items]
Notional amount	215,716	176,064
Derivatives [member] | Other contracts [member] | Commodity contracts [member]
Disclosure of financial assets [line items]
Notional amount	103,343	$ 103,271
Derivatives [member] | Other contracts [member] | Not later than one year [member]
Disclosure of financial assets [line items]
Notional amount	241,207
Derivatives [member] | Other contracts [member] | Not later than one year [member] | Equity contracts [member]
Disclosure of financial assets [line items]
Notional amount	155,105
Derivatives [member] | Other contracts [member] | Not later than one year [member] | Commodity contracts [member]
Disclosure of financial assets [line items]
Notional amount	86,102
Derivatives [member] | Other contracts [member] | Later than one year and not later than five years [member]
Disclosure of financial assets [line items]
Notional amount	77,535
Derivatives [member] | Other contracts [member] | Later than one year and not later than five years [member] | Equity contracts [member]
Disclosure of financial assets [line items]
Notional amount	60,539
Derivatives [member] | Other contracts [member] | Later than one year and not later than five years [member] | Commodity contracts [member]
Disclosure of financial assets [line items]
Notional amount	16,996
Derivatives [member] | Other contracts [member] | Later than five years [member]
Disclosure of financial assets [line items]
Notional amount	317
Derivatives [member] | Other contracts [member] | Later than five years [member] | Equity contracts [member]
Disclosure of financial assets [line items]
Notional amount	72
Derivatives [member] | Other contracts [member] | Later than five years [member] | Commodity contracts [member]
Disclosure of financial assets [line items]
Notional amount	$ 245